ING [Logo]

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                           PROSPECTUS SUPPLEMENT
                          DATED FEBRUARY 28, 2005

                      SUPPLEMENT TO THE PROSPECTUSES
                          DATED DECEMBER 22, 2004
                                    FOR

         DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                 ISSUED BY
                ING USA ANNUITY AND LIFE INSURANCE COMPANY

 ("GOLDENSELECT ACCESS", "GOLDENSELECT ESII", "GOLDENSELECT PREMIUM PLUS"
                 AND "GOLDENSELECT LANDMARK" PROSPECTUSES)

The information in this supplement updates and amends certain information contained in the above-referenced prospectuses. You should read and keep this supplement along with the prospectus.

The subaccounts investing in ProFunds VP Portfolios are not available under contracts purchased through Smith Barney or Citicorp Investment Services.






ING [Logo]

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


GoldenSelect-Citicorp - 135373                                         02/28/05